(3) Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Cash and Cash Equivalents

a) Cash and cash equivalents

The Company considers all highly liquid securities with original maturities of three months or less when acquired, to be cash equivalents. The Company had no financial instruments that qualified as cash equivalents at June 30, 2020; December 31, 2019 and 2018.

Property and Equipment

b) Property and equipment

All property and equipment are recorded at cost and depreciated over their estimated useful lives, using the straight-line method. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from their respective accounts, and the resulting gain or loss is included in the results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred.

Impairment of Long-lived Assets

c) Impairment of long-lived assets

A long-lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long-lived assets exceeds its fair value.

Financial Instruments and Fair Value Measurements

d) Financial instruments and Fair value measurements

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

ASC 825 also requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts payable, accrued liabilities, loans and convertible debt approximates their fair values because of the short-term maturities of these instruments.

FASB ASC 820 “Fair Value Measurement” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. It also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Revenue Recognition

e) Revenue recognition

Revenue is recognized when earned. Revenue is recognized on a gross basis in accordance with ASC 606. The Company began generating revenue in 2020 via credit/criminal history reports run for individuals, invoiced upon completion.

Stock Compensation for Services Rendered

f) Stock compensation for services rendered

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the shorter of period the employee or director is required to perform the services in exchange for the award or the vesting period. The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The Company adopted ASU 2018-07 on January 1, 2019 and accounts for non-employee share-based awards in accordance with the measurement and recognition criteria of ASC 718. The Company used the modified prospective method of adoption. There was no cumulative effect of adoption on January 1, 2019.

The Company estimates the fair value of each stock option at the grant date by using the Black-Scholes option pricing model.

Income Taxes

g) Income Taxes

The Company uses the asset and liability method of ASC 740 to account for income taxes. Under this method, deferred income taxes are determined based on the differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements which will result in taxable or deductible amounts in future years and are measured using the currently enacted tax rates and laws. A valuation allowance is provided to reduce net deferred tax assets to the amount that, based on available evidence, is more likely than not to be realized.

The Company follows the provisions of ASC 740-10, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.

The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

As of June 30, 2020 tax years 2018 and 2019 remain open for IRS audit. The Company has received no notice of audit or any notifications from the IRS for any of the open tax years.

Convertible Notes with Fixed Rate Conversion Features

h) Convertible Notes With Fixed Rate Conversion Features

The Company may issue convertible notes, which are convertible into common shares at a conversion discount to the price of the common stock at the time of conversion. As the discount amount is uncertain, the Company will measure and recognize in earnings the fair value of the conversion discount at the time of conversion.

Debt Issue Costs	i) Debt issue costs The Company accounts for debt issuance cost paid to lenders, or third parties as debt discounts which are amortized over the life of the underlying debt instrument.
Leases

j) Leases

The Company adopted Accounting Standards Update No. 2016-02: “Lease (Topic 842)” as of January 1, 2019 using the effective date method. As a part of our policy, we have chosen to exclude leases with a lease term of one year or less. Accordingly we have no leases over one year and thus the adoption of this standard did not have any effect on the accompanying consolidated financial statements.

Recent Accounting Pronouncements

k) Recent accounting pronouncements

Certain FASB Accounting Standard Updates (“ASU”) that are not effective until after September 30, 2020 are not expected to have a significant effect on the Company’s consolidated financial position or results of operations.